Countervailing ("CVD") and antidumping ("ADD") duty dispute	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Countervailing ("CVD") and antidumping ("ADD") duty dispute	Countervailing (“CVD”) and antidumping (“ADD”) duty dispute
On November 25, 2016, a coalition of U.S. lumber producers petitioned the U.S. Department of Commerce (“USDOC”) and the U.S. International Trade Commission (“USITC”) to investigate alleged subsidies to Canadian softwood lumber producers and levy CVD and ADD duties against Canadian softwood lumber imports. The USDOC chose us as a “mandatory respondent” to both the countervailing and antidumping investigations, and as a result, we have received unique company-specific rates.
Accounting policy
The CVD and ADD rates apply retroactively for each POI. We record CVD as export duty expense at the cash deposit rate until an AR finalizes a new applicable rate for each period of investigation (“POI”). We record ADD as export duty expense by estimating the rate to be applied for each POI by using our actual results and a similar calculation methodology as the USDOC and adjust when an AR finalizes a new applicable rate for each POI. The difference between the cash deposits and export duty expense is recorded on our balance sheet as export duty deposits receivable or other liabilities as applicable, along with any adjustments to finalized rates.
The difference between the cash deposit amount and the amount that would have been due based on the final AR rate will incur interest based on the U.S. federally published interest rate. We record interest income on our duty deposits receivable, net of any interest expense on our duty deposits payable, based on this rate.
Developments in CVD and ADD rates

We began paying CVD and ADD duties in 2017 based on the USDOC’s determination of duties payable. The CVD and ADD cash deposit rates are updated based on the USDOC’s AR for each POI, as summarized in the tables below. Following year-end, the USDOC amended the CVD cash deposit rate for ministerial errors from 5.06% to 5.08%, effective January 10, 2022.

The USDOC finalized the CVD and ADD duty expense rates for the AR1 and AR2 POIs in 2020 and 2021 respectively, as summarized in the tables below. Finalization of administrative reviews relating to active POIs are expected approximately two years after the POI in question.

AR3 (POI January 1 to December 31, 2020) commenced in April 2021, and the rates are expected to be finalized in August 2022. AR4 (POI January 1 to December 31, 2021) is expected to commence in 2022 with the results finalized in 2023. We have been selected as a mandatory respondent for AR3, which will result in West Fraser continuing to be subject to a company-specific rate.
On January 31, 2022, the USDOC released the preliminary results from AR3 POI covering the 2020 calendar year, which indicated a rate of 8.46% for CVD and 4.63% for ADD for West Fraser. The duty rates are subject to an appeal process, and we will record an adjustment once the rates are finalized. If the AR3 rates were to be confirmed, it would result in a U.S. dollar recovery of $43 million for the POI covered by AR3. This adjustment would be in addition to the amounts already recorded on our balance sheet. If these rates are finalized, our combined cash deposit rate would be revised to 13.09%.
The respective Cash Deposit Rates, the AR POI Final Rate, and the West Fraser Estimated ADD Rate for each period are as follows:

Effective dates for CVD	Cash Deposit Rate	AR POI Final Rate
AR1 POI
April 28, 2017 - August 24, 2017[1]	24.12%	6.76%	[3]
August 25, 2017 - December 27, 2017[1]	—	—
December 28, 2017 - December 31, 2017[2]	17.99%	6.76%	[3]
January 1, 2018 - December 31, 2018	17.99%	7.57%	[3]
AR2 POI
January 1, 2019 - December 31, 2019	17.99%	5.08%	[5]
AR3 POI
January 1, 2020 - November 30, 2020	17.99%	n/a	[6]
December 1, 2020 - December 31, 2020[4]	7.57%	n/a	[6]
AR4 POI
January 1, 2021 - December 1, 2021	7.57%	n/a	[7]
December 2, 2021 - December 31, 2021[8]	5.06%	n/a	[7]
1.On April 24, 2017, the USDOC issued its preliminary rate in the CVD investigation. The requirement that we make cash deposits for CVD was suspended on August 24, 2017, until the USDOC published the Revised Rate.
2.On December 4, 2017, the USDOC revised our CVD Cash Deposit Rate effective December 28, 2017.
3.On February 3, 2020, the USDOC issued a preliminary CVD rate and, on November 24, 2020, a final CVD rate for the AR1 POI. This table only reflects the final rate.
4.On November 24, 2020, the USDOC revised our CVD Cash Deposit Rate effective December 1, 2020.
5.On May 20, 2021, the USDOC issued a preliminary CVD rate and, on November 24, 2021, a final CVD rate for the AR2 POI. Following year-end, the USDOC amended the final CVD rate for the AR2 POI from 5.06% to 5.08% for ministerial errors. This table only reflects the final rate.
6.The CVD rate for the AR3 POI will be adjusted when AR3 is complete, and the USDOC finalizes the rate, which is not expected until 2022.
7.The CVD rate for the AR4 POI will be adjusted when AR4 is complete, and the USDOC finalizes the rate, which is not expected until 2023.
8.On November 24, 2021, the USDOC revised our CVD Cash Deposit Rate effective December 2, 2021. Following year-end, the USDOC amended the CVD cash deposit rate for ministerial errors from 5.06% to 5.08%, effective January 10, 2022.

Effective dates for ADD	Cash Deposit Rate	AR POI Final Rate		West Fraser Estimated Rate
AR1 POI
June 30, 2017 - December 3, 2017[1]	6.76%	1.40%	[3]	1.46%
December 4, 2017 - December 31, 2017[2]	5.57%	1.40%	[3]	1.46%
January 1, 2018 - December 31, 2018	5.57%	1.40%	[3]	1.46%
AR2 POI
January 1, 2019 - December 31, 2019	5.57%	6.06%	[5]	4.65%
AR3 POI
January 1, 2020 - November 29, 2020	5.57%	n/a	[6]	3.40%
November 30, 2020 - December 31, 2020[4]	1.40%	n/a	[6]	3.40%
AR4 POI
January 1, 2021 - December 1, 2021	1.40%	n/a	[7]	6.80%
December 2, 2021 - December 31, 2021[8]	6.06%	n/a	[7]	6.80%
1.On June 26, 2017, the USDOC issued its preliminary rate in the ADD investigation effective June 30, 2017.
2.On December 4, 2017, the USDOC revised our ADD Cash Deposit Rate effective December 4, 2017.
3.On February 3, 2020, the USDOC issued a preliminary ADD Rate and, on November 24, 2020, a final ADD rate for the AR1 POI. This table only reflects the final rate.
4.On November 24, 2020, the USDOC revised our ADD Cash Deposit Rate effective November 30, 2020
5.On May 20, 2021, the USDOC issued a preliminary ADD rate and, on November 24, 2021, a final ADD rate for the AR2 POI. This table only reflects the final rate.
6.The ADD rate for the AR3 POI will be adjusted when AR3 is complete, and the USDOC finalizes the rate, which is not expected until 2022.
7.The ADD rate for the AR4 POI will be adjusted when AR4 is complete, and the USDOC finalizes the rate, which is not expected until 2023.
8.On November 24, 2021, the USDOC revised our ADD Cash Deposit Rate effective December 2, 2021.
Impact on results

The following table reconciles our cash deposits paid during the period to the amount recorded in our earnings statement:

		Currency remeasurement
($ millions)	2021	2020
Cash deposits paid[1]	$(132)	$(161)
Adjust to West Fraser Estimated ADD rate[2]	(69)	9
Effective duty expense for period[3]	(201)	(152)
Duty recovery attributable to AR1[4]	—	95
Duty recovery attributable to AR2[5]	55	—
Duty expense	(146)	(57)
Interest income on duty deposits attributable to West Fraser Estimated rate adjustments	2	2
Interest income on the AR1 and AR2 duty deposits receivable	7	11
Interest income on duty deposits	$9	$13
1.Represents combined CVD and ADD cash deposit rate of 23.56% from January 1 to November 29, 2020, 19.39% on November 30, 2020, 8.97% from December 1, 2020 to December 1, 2021, and 11.12% from December 2 to December 31, 2021.
2.Represents adjustment to West Fraser Estimated ADD rate of 6.80% for 2021 and 3.40% for 2020.
3.The total represents the combined CVD cash deposit rate and West Fraser Estimated ADD rate of 21.39% from January 1 to November 30, 2020, 10.97% from December 1 to December 31, 2020, 14.37% for January 1 to December 1, 2021, and 11.86% for December 2 to December 31, 2021.
4.$95 million represents the duty recovery attributable to the finalization of AR1 duty rates for the 2017 and 2018 POI.
5.$55 million represents the duty recovery attributable to the finalization of AR2 duty rates for the 2019 POI.

As of December 31, 2021, export duties paid and payable on deposit with the USDOC were $662 million.
Impact on balance sheet
Each POI is subject to independent administrative review by the USDOC, and the results of each POI may not be offset.
Export duty deposits receivable is represented by:

		Currency remeasurement
Export duty deposits receivable	2021	2020
Beginning of year	$178	$61
Export duties recognized as duty deposits receivable	55	104
Interest recognized on duty deposits receivable	9	13
End of year	$242	$178
For AR4, we have recorded a duty payable related to ADD for the difference between the Cash Deposit Rate and our West Fraser Estimated Rate of 6.80%.
Export duties payable is represented by:

Export duties payable	2021
Beginning of year	$—
Export duties payable related to AR4	(69)
End of year	$(69)
Appeals

On May 22, 2020, the North American Free Trade Agreement (“NAFTA”) panel issued its final decision on “Injury”. The NAFTA panel rejected the Canadian parties’ arguments and upheld the USITC remand determination in its entirety.

On August 28, 2020, the World Trade Organization’s (“WTO”) dispute-resolution panel ruled unanimously that U.S. countervailing duties against Canadian softwood lumber are inconsistent with the WTO obligations of the United States. The decision confirmed that Canada does not subsidize its softwood lumber industry. On September 28, 2020, the U.S. announced that it would appeal the WTO panel’s decision.

The softwood lumber case will continue to be subject to NAFTA or the new Canada-United States-Mexico Agreement (“CUSMA”) and WTO dispute resolution processes, and litigation in the U.S. In the past, long periods of litigation have led to negotiated settlements and duty deposit refunds. In the interim, duties remain subject to the USDOC AR process, which results in an annual adjustment of duty deposit rates.

Notwithstanding the deposit rates assigned under the investigations, our final liability for CVD and ADD will not be determined until each annual administrative review process is complete and related appeal processes are concluded.